Change in Valuation Allowance on Deferred Tax Assets (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Beginning valuation allowance
Reverse acquisition	237,221
Change in valuation allowance	77,068
Ending valuation allowance	$ 314,289